TRADE AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2024
Trade and other receivables [abstract]
TRADE AND OTHER RECEIVABLES

4.	TRADE AND OTHER RECEIVABLES

	December 31, 2024	December 31, 2023
Trade receivables	$1,114,153	$879,509
Allowance for doubtful accounts	(36,973)	-
Sales taxes receivable	327,000	301,748
Total	$1,404,180	$1,181,257

Provisions on Trade Receivables

In accordance with policy to use the expected credit loss model, the Company utilizes the expedited method where trade receivables are provided for based on their aging, as well as providing for specified balances deemed non-collectible. In the year ended December 31, 2024, the Company concluded that a bad debt provision of $36,973 (2023-$NIL) was needed.

Factoring Arrangements and Liens

Signifi Mobile Inc. (“Signifi”) had a factoring agreement on its trade receivables effective April 2023, whereby invoices are fully assigned to a funding entity in return for 80%-85% of the total sale to be paid to Signifi by the funding entity in advance. The remaining 15-20% is paid to Signifi when the funding entity receives payment from the customer. Signifi incurs a financing charge of 1.8% for the first 30 days, then 0.5% every 10 days thereafter. This loan is collateralized by the North American receivables, inventory and equipment.

The 80-85% received upfront remained as a liability from Signifi to the funding entity until final settlement, however, all such balances are fully insured in case of non-payment. As Signifi retains the risks associated with the receivables, the amounts are presented at gross in accordance with IFRS, trade receivables are presented at the gross amount of the receivable and the underlying liability for amounts advanced are recorded separately as a loans to financial institutions. As at December 31, 2024, the total amount expended by the funding entity was $737,158 (December 31, 2023 - $89,298)

Siyata Mobile Inc.

Notes to the Consolidated Financial Statements

(Expressed in US dollars)

As at and for the years ended December 31, 2024 and 2023